INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of income before income taxes

The components of income before income taxes are as follows:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
The Cayman Islands	(1,302,817)	2,442,082	(2,399,651)
PRC	20,551,832	21,320,470	9,105,225
Other	2,780,777	(4,708,080)	(4,673,789)
Total income before income taxes	22,029,792	19,054,472	2,031,785

Schedule of current and deferred portions of income taxes included in the consolidated statements of operations

The current and deferred portions of income tax expense, all of which was incurred outside the Cayman Islands, included in the consolidated statements of comprehensive income (loss) were as follows:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Current tax expense	(1,077,877)	(5,026,081)	(5,552,745)
Deferred tax (expense) benefit	(1,772,670)	662,310	1,264,080
Income tax expense	(2,850,547)	(4,363,771)	(4,288,665)

Schedule of significant components of the Group's deferred tax assets

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2021	2022
	US$	US$
Deferred tax assets
Accrued expenses	64,103	415,472
Allowance for doubtful accounts	142,385	242,233
Long-term investments	39,230	144,986
Advertising expense carryforwards	1,081,850	973,640
Net operating loss carryforwards	15,101,309	19,642,694
Withholding tax credit carryforwards	1,161,221	1,072,899
Financial instruments held, at fair value	—	184,822
Share-based compensation	—	1,666,221
Lease liabilities	1,511,324	2,767,408
Total deferred tax assets	19,101,422	27,110,375
Less: valuation allowance	5,224,095	11,307,489
Deferred tax assets, net of valuation allowance	13,877,327	15,802,886

Deferred tax liabilities
Right-of-use assets	1,511,324	2,661,362
Long term investments	88,098	—
Intangible assets	1,535,965	1,788,555
Financial instruments held, at fair value	19,545	290,445
Total deferred tax liabilities	3,154,932	4,740,362

Deferred tax assets, net	12,258,360	13,122,272
Deferred tax liabilities, net	1,535,965	2,059,748

Schedule of movement of the valuation allowance

The movement of the valuation allowance is as follows:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Balance at the beginning of the year	4,888,240	4,000,159	5,224,095
Additions of valuation allowance	1,775,887	2,814,445	7,192,373
Reversals of valuation allowance	(2,802,174)	(1,628,176)	(858,222)
Foreign currency translation adjustment	138,206	37,667	(250,757)
Net change in the valuation allowance	(888,081)	1,223,936	6,083,394
Balance at the end of the year	4,000,159	5,224,095	11,307,489

Schedule of expiration status of net operating loss carryforwards

The expiration status of net operating loss carryforwards as of December 31, 2022 is listed below.

Expiration year	US$
2023	244,426
2024	2,161,757
2025	1,116,879
2026	6,855,681
2027 through 2032	66,783,576
Indefinitely	40,923,142

Schedule of Reconciliations between the income tax expense computed by applying the PRC statutory income tax rate to income before income taxes and the actual income tax expense

Reconciliations between the income tax expense computed by applying the PRC statutory income tax rate, the jurisdiction of tax domicile of a significant portion of our business, to income before income taxes and the reported income tax expense were as follows:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Income before income taxes	22,029,792	19,054,472	2,031,785
PRC statutory tax rate	25%	25%	25%
Income tax at statutory income tax rate	(5,507,448)	(4,763,618)	(507,946)
Effect of income tax rate difference in other jurisdictions	773,402	(596,978)	(1,118,844)
Effect of preferential tax rates	(1,837,667)	2,345,990	999,270
Remeasurement of deferred taxes for tax rate change	—	(610,551)	(1,269,155)
Super deduction of research and development expense	3,607,755	4,476,114	4,725,220
Nondeductible expenses	(912,876)	(4,028,459)	(4,107,031)
Changes in valuation allowance	1,026,287	(1,186,269)	(6,334,151)
Excess tax benefits from share-based compensation	—	—	1,146,536
Remeasurement of share-based compensation tax attributes (Note)	—	—	2,177,436
Income tax expense	(2,850,547)	(4,363,771)	(4,288,665)